Network Operaton And Support Expenses - Details Of Network Operation And Support Expenses (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material Income And Expense [Line Items]
Short-term leases payments and leases payments of low-value assets	¥ 6,576	¥ 4,462	¥ 6,757
Variable leases payments	¥ 7,160	¥ 7,770	¥ 8,186